INVESTMENTS - Disclosure of detailed information about investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments [Line Items]
Financial assets at fair value through profit or loss, Cost	$ 6,190	$ 2,594
Financial assets at fair value through profit or loss, Accumulated unrealised (loss) gain	(696)	(1,058)
Financial assets at fair value through profit or loss, Fair value	5,494	1,536
Financial assets at fair value through other comprehensive income, Cost	5,490	910
Financial assets at fair value through other comprehensive income, Accumulated unrealised gain (loss)	(877)	(877)
Financial assets at fair value through other comprehensive income, Fair value	4,613	33
Investments, Cost	11,680	3,504
Investments, Accumulated unrealised gain (loss)	(1,573)	(1,935)
Investments, Fair value	10,107	1,569
Marketable Securities [Member]
Disclosure Of Investments [Line Items]
Financial assets at fair value through profit or loss, Cost	3,915	1,683
Financial assets at fair value through profit or loss, Accumulated unrealised (loss) gain	(767)	(1,058)
Financial assets at fair value through profit or loss, Fair value	3,148	625
Financial assets at fair value through other comprehensive income, Cost	910	910
Financial assets at fair value through other comprehensive income, Accumulated unrealised gain (loss)	(877)	(877)
Financial assets at fair value through other comprehensive income, Fair value	33	33
Warrants [Member]
Disclosure Of Investments [Line Items]
Financial assets at fair value through profit or loss, Cost	314
Financial assets at fair value through profit or loss, Accumulated unrealised (loss) gain	515
Financial assets at fair value through profit or loss, Fair value	829
Private Company Investments [Member]
Disclosure Of Investments [Line Items]
Financial assets at fair value through profit or loss, Cost	1,961	911
Financial assets at fair value through profit or loss, Accumulated unrealised (loss) gain	(444)	0
Financial assets at fair value through profit or loss, Fair value	1,517	$ 911
Financial assets at fair value through other comprehensive income, Cost	4,580
Financial assets at fair value through other comprehensive income, Accumulated unrealised gain (loss)	0
Financial assets at fair value through other comprehensive income, Fair value	$ 4,580